Equity Based Compensation	12 Months Ended
Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
Equity Based Compensation
Note 11. Equity Based Compensation
Prior to June 15, 2022, we issued equity based compensation pursuant to the Company’s Employee and Director Long-Term Incentive Plan (the “Prior Plan”). On June 15, 2022, our stockholders approved the 2022 Long-Term Incentive Plan (the “Plan”) and we no longer issue equity under the Prior Plan. Pursuant to the Plan, we are able to issue various forms of equity based compensation. Through December 31, 2024, we have generally issued equity based awards in two forms: (1) restricted stock awards consisting of shares of our common stock and (2) long-term incentive plan units of our Operating Partnership (“LTIP Units”).
The fair value of restricted stock is determined on the grant date based on an estimated value per share. The estimated fair value of our restricted stock was determined with the assistance of third party valuation specialists primarily based on an income approach to value our properties as well as the Managed REIT Platform, less the estimated fair value of our debt and other liabilities. The key assumptions used in estimating the fair value of our restricted stock were projected annual net operating income, projected growth rates, discount rates, capitalization rates and an illiquidity discount. The fair value of LTIP Units were further adjusted by applying an additional discount as the LTIP Units are not initially economically equivalent to our restricted stock. For performance based awards, a fair value was determined for each performance ranking scenario, with stock compensation expense recorded using the fair value of the scenario determined to be probable of achievement as of the end of the respective period.
Time Based Awards
We have granted various time based awards, which generally vest ratably over either one
,
three
, or
four years
commencing in the year of grant, subject to the recipient’s continued employment or service through the applicable vesting date. All grants of time based restricted stock have limitations on transferability during the vesting period, and the grantee does not have the ability to vote any unvested shares. Transferability prior to vesting is restricted only to the unvested portion of the restricted stock.
With respect to grants of time based LTIP Units, distributions accrue based on the effective date of each grant, and are payable as distributions are paid on our Class A Shares without regard to whether the underlying awards have vested. With respect to time based restricted stock issued to our board of directors, distributions accrue as of the effective date of each grant and are payable as distributions are paid on our Class A Shares without regard to whether the underlying awards have vested. With respect to all other existing time based restricted stock, distributions accrue on non-vested
shares granted and are paid when the underlying restricted shares vest.

Holders of time based LTIP Units receive allocations of profits and losses with respect to the LTIP Units as of the effective date, distributions from the effective date in an amount equivalent to the distributions declared and paid on our Class A Shares, and the same voting rights as holders of common units, voting as a class with each LTIP Unit holder having one vote per LTIP Unit held. Prior to vesting, time based LTIP Units generally may not be transferred, other than by laws of descent and distribution.
The following table summarizes the activity related to our time based awards:

	Restricted Stock		LTIP Units
Time Based Award Grants	Shares	Weighted- Average Grant-Date Fair Value	Units	Weighted- Average Grant-Date Fair Value
Unvested at December 31, 2022	36,463	$46.00	72,660	$44.64
Granted	10,930	57.20	78,979	53.20
Vested	(24,074)	43.44	(56,568)	46.30
Forfeited	(1,990)	55.68	—	—

Unvested at December 31, 2023	21,329	53.76	95,071	50.76
Granted	11,476	57.20	78,991	54.12
Vested	(11,830)	51.16	(65,624)	50.12
Forfeited	(1,314)	57.12	(3,954)	51.44

Unvested at December 31, 2024	19,661	$57.12	104,484	$53.68

Performance Based Awards
With respect to performance based awards, the number of shares of restricted stock granted as of the grant date equaled 100% of the targeted award, whereas the number of LTIP Units granted as of the grant date equaled 200% of the targeted amount of the award. The targeted award for each executive was determined and approved by the Compensation Committee of our board of directors. The actual number of shares of restricted stock or LTIP Units, as applicable, to be issued upon vesting may range from 0% to 200% of the targeted award, such determination being based upon the results of the performance measure. Performance based awards vest based upon our performance as ranked amongst a peer group of self storage related companies. This comparison is conducted using a performance measure of average annual same-store revenue growth, analyzed over a three-year period. Earned awards for the 2022, 2023 and 2024 grants will vest, as applicable, no later than March 31, 2025,
2026
, and
2027
, respectively.
Recipients of performance based restricted stock accrue distributions during the performance period, and such distributions will only be payable on the date that any such shares of restricted stock vest, based upon the performance level attained. Recipients of performance based LTIP Units are issued LTIP Units at 200% of the targeted award and are entitled to receive distributions and allocations of profits and losses with respect to the performance based LTIP Units as of the effective date of each award in an amount equal to 10% of the distributions and allocations available to such LTIP Units, until the Distribution Participation Date (as defined in the Operating Partnership Agreement). The remaining 90% of distributions will accrue and will be payable on the Distribution Participation Date based upon the performance level attained and number of performance based LTIP Units that vest. Following the Distribution Participation Date, recipients will be entitled to receive the full amount of distributions and allocations of profits and losses with respect to the vested performance-based LTIP Units, such amount being equivalent to distributions declared and paid on our Class A Shares.

The following table summarizes our activity related to our performance based awards:

	Restricted Stock			LTIP Units
Performance Based Award Grants	Shares		Weighted- Average Grant-Date Fair Value	Units	Weighted- Average Grant-Date Fair Value
Unvested at December 31, 2022	1,438		$39.12	95,134	$41.56
Granted	1,438	(1)	39.12	67,800	53.20
Vested	(2,876)		39.12	(29,680)	36.36
Forfeited	—		—	—	—

Unvested at December 31, 2023	—		—	133,254	48.64
Granted	—		—	67,524	54.20
Vested	—		—	(37,097)	37.20
Forfeited	—		—	(4,040)	53.44

Unvested at December 31, 2024	—		$—	159,641	$53.52

(1)
On March 2, 2023 the Compensation Committee of the board of directors approved the vesting of the 2020 performance grant at 200% of the targeted award. Accordingly, individuals who elected to receive performance based restricted stock were issued and immediately vested additional shares to equal 200% of their targeted award.

Holders of performance based restricted stock do not have any rights as a stockholder with respect to the unvested portion of such restricted stock awards. Prior to vesting, shares of performance based restricted stock generally may not be transferred, other than by laws of descent and distribution.
Holders of performance based LTIP Units have the same voting rights as holders of common units, voting as a class with each LTIP Unit holder having one vote per LTIP Unit held. Prior to vesting, performance based LTIP Units generally may not be transferred, other than by laws of descent and distribution.
LTIP Units are designed to qualify as “profits interests” in the Operating Partnership for federal income tax purposes. The profits interests’ characteristics of the LTIP Units mean that initially they will not be treated as economically equivalent in value to a common unit and the issuance of LTIP Units will not be a taxable event to the Operating Partnership or the recipient. If and when certain events occur pursuant to applicable tax regulations and in accordance with the Operating Partnership Agreement, LTIP Units may become economically equivalent to common units of limited partnership interest of our Operating Partnership on a one-for-one
basis.
As of December 31, 2024, 2,192,482 shares of stock were available for issuance under the Plan.
We recorded approximately $5.0 million, $5.1 million, and $3.8 million of equity based compensation expense in general and administrative expense during the years ended December 31, 2024, 2023, and 2022, respectively. We recorded approximately $225,000, $186,000, and $155,000 of equity based compensation expense in property operating expenses, within our consolidated statements of operations for the years ended December 31, 2024, 2023, and 2022, respectively.
As of December 31, 2024, and 2023, there was approximately $7.9 million and $6.8 million of total unrecognized compensation expense related to non-vested
equity awards, respectively. As of December 31, 2024 and 2023, such cost was expected to be recognized over a weighted-average period of approximately 2.1 years and 2.2 years, respectively.

In February 2024, the compensation committee of our board of directors approved the 2024 executive compensation terms for our executives, which included (1) performance-based equity grants in the form of either, at the election of the executive, restricted stock awards or LTIP Units, and (2) time-based equity grants in the form of either, at the election of the executive, restricted stock awards or LTIP Units.
In March 2024, an aggregate of 67,524 performance-based LTIP Units and approximately 68,546 time-based LTIP Units were issued to our executive officers. Additionally, approximately 10,445 time-based LTIP Units were issued to other employees and directors. The performance-based LTIP Units vest after the three year performance period, based upon the performance level attained. The time-based LTIP Units vest ratably over four years, with the first tranche vesting on December 31, 2024, subject to the recipient’s continued employment through the applicable vesting date.